Subsequent events (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Subsequent Events 1	$ 2.20
Subsequent Events 2	15.40
Subsequent Events 3	$ 0.0001
Subsequent Events 4	2.20
Subsequent Events 5	15.40
Subsequent Events 6	2.3857
Subsequent Events 7	16.70
Subsequent Events 8	$ 0.0001
Subsequent Events 9	2.20
Subsequent Events 10	15.40
Subsequent Events 11	2.3857
Subsequent Events 12	$ 16.70